Statements of Net Assets Available for Benefits - EBP 401 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 581,524,005	$ 650,130,350
Receivables:
Company-match contribution receivable	0	2,372,774
Notes receivable from participants	4,723,823	6,800,740
Partial plan termination receivable from company	88,756	635,788
Total receivables	4,812,579	9,809,302
Total assets	586,336,584	659,939,652
Liabilities
Accrued expenses	(232,968)	(171,340)
Total liabilities	(232,968)	(171,340)
Net assets available for benefits	$ 586,103,616	$ 659,768,312